Business divestiture	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 10 - Business divestiture

Note 10 - Business Divestiture

Pursuant to the Company’s strategy to focus its operation on the mineral’s chains, divest low synergies businesses, reduce debt ratios and generate funds for growth initiatives, during 2018, the Company completed the following divestitures:

                     In December 2017, the Company entered into an agreement to sell its fire safety and oil additives business to SK Invictus Holding L.P., an affiliate of SK Capital (hereinafter – the Buyer). In March 2018, the Company completed the sale transaction for a consideration of $1,010 million, of which $953 million in cash and $57 million in the form of a long-term loan to a subsidiary of the Buyer. As a result, the Company recorded, in the financial statements of 2018, a capital gain of $841 million (net of transaction expenses), under "other income" in the statement of income. the table below presents the book value of the sold assets and liabilities.

2018
$ millions

Cash and cash equivalents	1
Trade and other receivables	34
Inventories	59
Property, plant and equipment	26
Intangible assets	64
Trade payables and other current liabilities	(28)
Deferred tax liabilities	(3)
Net assets and liabilities	153

Consideration received in cash (*)	938
Income tax paid	(35)
Cash disposed of	(1)
Net cash inflow	902

* The consideration received in cash is net of $16 million transaction expenses.

                     In June 2018, the Company entered into an agreement for the sale of the assets and business of its subsidiary, Rovita, for no consideration (hereinafter – the Agreement). Rovita produces commodity milk protein products, using by-products from the whey protein business of Prolactal, which is part of the Phosphate Solutions segment. In July 2018, the company completed the sales transaction and as a result, recognized a loss deriving from the write-off of all Rovita’s assets, in the amount of $16 million ($12 million after tax), under “other expenses” in the statement of income.